Related Party Disclosures (Tables)	12 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Transition And Integration Costs Expensed
While a portion of those costs were capitalized, the expense portion was included in the statements of operations as follows:

	Year Ended September 30,
	2011	2010	2009
Cost of goods sold	$—	$1.3	$2.1
Selling, general and administrative expenses	—	6.4	29.5
	$—	$7.7	$31.6